Annual Fund Operating Expenses - Class Z Shares - Alger Weatherbie Specialized Growth Fund - AC - Class Z	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Total Annual Fund Operating Expenses	0.94%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .81%.